Intangible Assets (Details Narrative) (Asset Assign Agmt, USD $)	6 Months Ended
Sep. 30, 2014
Asset Assign Agmt
Date of Agreement	2013-07-18
Common Stock, shares issued	82,767,038
Series A Preferred Stock, shares issued	6,000,000
Shares Issued, Value	$ 123,973
Termination of agreement	20,000
Impairment of Assets	$ 0